Other Accrued Liabilities	12 Months Ended
Dec. 31, 2014
Other Accrued Liabilities [Text Block]
OTHER ACCRUED LIABILITIES

Other accrued liabilities consist of the following:

	December 31,
	2014	2013
Retirement indemnities	1,407	1,131
Provision for warranty costs	712	705
Accruals for social expenses	493	414
Conditional government subsidies	296	391
Value added tax payable	178	292
Others	290	258
Total	3,377	3,194
Less non-current portion	(1,706)	(1,624)
Current portion	1,671	1,570

Conditional government subsidies are granted by French government to finance R&D project developments and are subject to reimbursement conditional to development milestones.

Changes in the provision for warranty costs are as follows:

	December 31,
	2014	2013
Beginning of year	705	1,062
Amount used during the year	(422)	(711)
New warranty expenses	429	354
End of year	712	705
Less current portion	(550)	(505)
Long term portion	162	200